Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$911,838.87

Principal:
Principal Collections	$10,835,226.17
Prepayments in Full	$5,370,872.86
Liquidation Proceeds	$61,558.00
Recoveries	$81,796.63
Sub Total	$16,349,453.66
Collections	$17,261,292.53

Purchase Amounts:
Purchase Amounts Related to Principal	$351,868.18
Purchase Amounts Related to Interest	$2,089.91
Sub Total	$353,958.09

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,615,250.62

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,615,250.62
Servicing Fee	$213,072.77	$213,072.77	$0.00	$0.00	$17,402,177.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,402,177.85
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,402,177.85
Interest - Class A-3 Notes	$23,139.61	$23,139.61	$0.00	$0.00	$17,379,038.24
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$17,309,585.74
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,309,585.74
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$17,271,760.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,271,760.32
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$17,241,942.32
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,241,942.32
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$17,201,161.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,201,161.82
Regular Principal Payment	$16,344,152.89	$16,344,152.89	$0.00	$0.00	$857,008.93
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$857,008.93
Residual Released to Depositor	$0.00	$857,008.93	$0.00	$0.00	$0.00
Total		$17,615,250.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,344,152.89
Total					$16,344,152.89
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,344,152.89	$38.85	$23,139.61	$0.06	$16,367,292.50	$38.91
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$16,344,152.89	$12.18	$201,016.03	$0.15	$16,545,168.92	$12.33

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$50,486,414.50	0.1200057	$34,142,261.61	0.0811558
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$249,426,414.50	0.1858562	$233,082,261.61	0.1736776

Pool Information
Weighted Average APR	4.276%	4.279%
Weighted Average Remaining Term	27.15	26.37
Number of Receivables Outstanding	23,355	22,402
Pool Balance	$255,687,329.79	$238,851,015.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$249,426,414.50	$233,082,261.61
Pool Factor	0.1889213	0.1764813

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$5,768,754.31
Targeted Overcollateralization Amount	$5,768,754.31
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,768,754.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		111	$216,788.66
(Recoveries)		110	$81,796.63
Net Loss for Current Collection Period			$134,992.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6335%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3644%
Second Preceding Collection Period			1.1102%
Preceding Collection Period			0.3978%
Current Collection Period			0.6551%
Four Month Average (Current and Preceding Three Collection Periods)			0.6319%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,018	$8,034,454.35
(Cumulative Recoveries)			$1,180,802.78
Cumulative Net Loss for All Collection Periods			$6,853,651.57
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5064%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,999.62
Average Net Loss for Receivables that have experienced a Realized Loss			$1,705.74

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.29%	404	$5,462,937.92
61-90 Days Delinquent	0.25%	44	$591,784.45
91-120 Days Delinquent	0.04%	6	$91,689.51
Over 120 Days Delinquent	0.32%	42	$755,722.13
Total Delinquent Receivables	2.89%	496	$6,902,134.01

Repossession Inventory:
Repossessed in the Current Collection Period		9	$125,191.84
Total Repossessed Inventory		21	$335,691.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3815%
Preceding Collection Period			0.4282%
Current Collection Period			0.4107%
Three Month Average			0.4068%

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde/
Assistant Treasurer